Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
December 31, 2024

	Shares	Value
Common Stocks – 96.1%
Air Freight & Logistics – 1.5%
United Parcel Service Inc	637,637	$80,406,026
Automobiles – 0.3%
Stellantis NV	1,042,897	13,685,327
Banks – 13.7%
China CITIC Bank Corp Ltd	42,789,000	29,572,005
China Construction Bank Corp	70,107,000	58,303,379
DBS Group Holdings Ltd	1,910,500	61,125,192
Erste Group Bank AG	596,066	36,823,123
HSBC Holdings PLC	17,740,901	174,325,163
Intesa Sanpaolo SpA	23,787,402	95,126,558
Mitsubishi UFJ Financial Group Inc	5,604,100	65,727,821
Natwest Group PLC	21,915,407	110,291,130
Nordea Bank Abp	7,590,809	82,267,135
UniCredit SpA	1,000,449	39,936,683
		753,498,189
Beverages – 4.2%
Coca-Cola European Partners PLC	546,977	42,013,303
Heineken NV	1,054,126	74,836,880
Pernod Ricard SA	1,009,880	112,931,193
		229,781,376
Building Products – 1.5%
Cie de Saint-Gobain	668,290	58,818,138
Xinyi Glass Holdings Ltd	22,869,000	23,255,699
		82,073,837
Capital Markets – 3.5%
CME Group Inc	817,477	189,842,684
Chemicals – 1.0%
Evonik Industries AG	1,201,782	20,824,331
Shin-Etsu Chemical Co Ltd	1,096,200	36,254,608
		57,078,939
Communications Equipment – 1.9%
Cisco Systems Inc	1,782,328	105,513,818
Diversified Financial Services – 1.2%
M&G PLC	27,764,763	68,531,477
Diversified Telecommunication Services – 6.3%
Elisa Oyj	1,347,109	58,271,430
Telenor ASA	2,298,797	25,644,327
Telia Co AB	16,879,304	46,921,060
TELUS Corp	5,548,414	75,237,312
Verizon Communications Inc	3,549,490	141,944,105
		348,018,234
Electric Utilities – 3.9%
Enel SpA	18,102,547	129,467,020
Iberdrola SA	6,215,498	85,574,802
		215,041,822
Equity Real Estate Investment Trusts (REITs) – 1.0%
British Land Co PLC	11,706,389	52,558,814
Food & Staples Retailing – 0.6%
Carrefour SA	2,418,261	34,390,453
Health Care Equipment & Supplies – 1.4%
Medtronic PLC	984,745	78,661,431
Hotels, Restaurants & Leisure – 1.9%
Sodexo SA	1,269,447	104,580,408
Household Durables – 0.5%
Taylor Wimpey PLC	16,793,802	25,570,236
Industrial Conglomerates – 2.5%
Siemens AG	547,633	106,927,435
Swire Pacific Ltd	3,396,000	30,822,767
		137,750,202
Insurance – 6.0%
ASR Nederland NV	1,175,066	55,720,813
Aviva PLC	8,935,072	52,424,091
Dai-ichi Life Holdings Inc	3,102,500	82,424,745
Legal & General Group PLC	19,471,155	55,773,036

	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Phoenix Group Holdings PLC	9,186,403	$58,458,963
Samsung Fire & Marine Insurance Co Ltd	105,329	25,613,759
		330,415,407
Media – 1.0%
Publicis Groupe SA	527,067	55,829,843
Metals & Mining – 3.4%
Fortescue Metals Group Ltd	4,719,998	52,942,206
Rio Tinto PLC	2,247,839	132,295,307
		185,237,513
Multi-Utilities – 1.0%
National Grid PLC	4,700,143	55,689,367
Office Real Estate Investment Trusts (REITs) – 1.1%
Dexus	14,900,073	61,419,848
Oil, Gas & Consumable Fuels – 9.1%
BP PLC	28,008,654	137,995,727
Eni SpA	7,139,876	97,513,892
Equinor ASA	3,665,225	86,676,249
Keyera Corp	2,128,533	65,101,447
Williams Cos Inc	2,033,377	110,046,363
		497,333,678
Paper & Forest Products – 1.2%
UPM-Kymmene Oyj	2,347,953	64,571,768
Personal Products – 2.9%
Unilever PLC	2,776,009	157,296,656
Pharmaceuticals – 7.5%
Bristol-Myers Squibb Co	1,182,744	66,896,001
GSK PLC	3,121,695	52,279,197
Johnson & Johnson	694,187	100,393,324
Merck & Co Inc	300,099	29,853,849
Novartis AG	1,094,530	106,563,208
Roche Holding AG	197,421	55,281,061
		411,266,640
Real Estate Management & Development – 1.1%
China Resources Land Ltd	15,644,000	45,428,278
Swire Properties Ltd	7,756,000	15,818,280
		61,246,558
Retail Real Estate Investment Trusts (REITs) – 0.5%
Realty Income Corp	472,422	25,232,059
Semiconductor & Semiconductor Equipment – 4.0%
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	720,555	142,302,407
Tokyo Electron Ltd	505,500	76,611,015
		218,913,422
Software – 1.0%
Microsoft Corp	130,038	54,811,017
Specialty Retail – 1.7%
Home Depot Inc	236,689	92,069,654
Technology Hardware, Storage & Peripherals – 0.9%
Seagate Technology Holdings PLC	577,994	49,886,662
Textiles, Apparel & Luxury Goods – 1.0%
Cie Financiere Richemont SA (REG)	369,537	56,192,689
Tobacco – 5.8%
British American Tobacco PLC	4,426,049	160,471,802
Imperial Brands PLC	4,985,104	159,277,261
		319,749,063
Total Common Stocks (cost $5,350,301,464)		5,274,145,117
Preferred Stocks – 1.6%
Technology Hardware, Storage & Peripherals – 1.6%
Samsung Electronics Co Ltd (cost $123,509,406)	2,897,449	86,911,438
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº,£ (cost $23,635,584)	23,630,858	23,635,584
Total Investments (total cost $5,497,446,454) – 98.1%		5,384,692,139
Cash, Receivables and Other Assets, net of Liabilities – 1.9%		104,648,684
Net Assets – 100%		$5,489,340,823

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,285,675,677	23.9%
United States	1,201,471,774	22.3
Italy	375,729,480	7.0
France	366,550,035	6.8
Netherlands	287,854,349	5.3
Japan	261,018,189	4.8
Switzerland	218,036,958	4.1
Finland	205,110,333	3.8
China	156,559,361	2.9
Taiwan	142,302,407	2.6
Canada	140,338,759	2.6
Germany	127,751,766	2.4
Australia	114,362,054	2.1
South Korea	112,525,197	2.1
Norway	112,320,576	2.1
Spain	85,574,802	1.6
Singapore	61,125,192	1.1
Sweden	46,921,060	0.9
Hong Kong	46,641,047	0.9
Austria	36,823,123	0.7
Total	$5,384,692,139	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 12/31/24	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4352%ºº
	$215,145,892	$736,067,377	$(927,577,685)	$(7,672)	$7,672	$23,635,584	23,630,858	$2,418,000

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	1/22/25	(402,062,606)	$512,520,989	$9,351,060
Euro	1/22/25	(623,066,387)	655,687,029	9,841,196
Total				$19,192,256

Average Ending Monthly Value of Derivative Instruments During the Period Ended December 31, 2024
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,186,841,800

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ºº	Rate shown is the 7-day yield as of December 31, 2024.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Air Freight & Logistics	$80,406,026	$-	$-
Beverages	42,013,303	187,768,073	-
Capital Markets	189,842,684	-	-
Communications Equipment	105,513,818	-	-
Diversified Telecommunication Services	217,181,417	130,836,817	-
Health Care Equipment & Supplies	78,661,431	-	-
Oil, Gas & Consumable Fuels	175,147,810	322,185,868	-
Pharmaceuticals	197,143,174	214,123,466	-
Retail Real Estate Investment Trusts (REITs)	25,232,059	-	-
Semiconductor & Semiconductor Equipment	142,302,407	76,611,015	-
Software	54,811,017	-	-
Specialty Retail	92,069,654	-	-
Technology Hardware, Storage & Peripherals	49,886,662	-	-
All Other	-	2,892,408,416	-
Preferred Stocks	-	86,911,438	-
Investment Companies	-	23,635,584	-
Total Investments in Securities	$1,450,211,462	$3,934,480,677	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	19,192,256	-
Total Assets	$1,450,211,462	$3,953,672,933	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70224 02-25